Consolidated Statements of (Loss) Income and Comprehensive (Loss) Income - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues		$ 40,429,750	$ 89,002,243	$ 63,515,071
Costs and expenses
General and administrative expenses		4,418,262	1,865,856	2,706,303
Sales and marketing expenses		409,065	359,352	109,346
Total costs and expenses		44,464,281	88,153,345	63,615,123
(Loss) Income from operations		(4,034,531)	848,898	(100,052)
Other (expenses) income
Interest expenses		(369,012)	(450,323)	(789,306)
Other expenses		(1,973,039)	(33,372)	(45,522)
Other income		201,517	268,454	1,102,722
Total other expenses, net		(2,140,534)	(215,240)	267,894
Share of income of equity method investees		21,965
(Loss) income before income taxes		(6,153,100)	633,658	167,842
Provision for income taxes		34,411	268,567	226,169
Net (loss) income from continuing operations		(6,187,511)	365,091	(58,327)
Discontinued operations
Loss on disposal of discontinued operations			(8,368,757)
Income/(loss) from discontinued operations			(1,576,094)	1,954,515
(Loss)/income from discontinued operations			(9,944,851)	1,954,515
Net (loss) income		(6,187,511)	(9,579,760)	1,896,188
Other comprehensive (loss) income
Foreign currency translation adjustment		(284,080)	(86,450)	(1,409,431)
Comprehensive (loss) income		$ (6,471,591)	$ (9,666,210)	$ 486,758
Weighted average shares used in computation:
Basic (in Shares)	[1]	4,733,972	3,212,717	2,678,735
Diluted (in Shares)	[1]	4,733,972	3,212,717	2,610,680
Earnings per share - basic (in Dollars per share)	[1]	$ (1.31)	$ (2.98)	$ 0.71
Earnings per share - diluted (in Dollars per share)	[1]	$ (1.31)	$ (2.98)	$ 0.73
Trucking Services
Revenues		$ 30,233,927	$ 68,400,751	$ 36,461,922
Costs and expenses
Costs and expenses		29,986,007	66,540,754	34,789,989
Liquor Distributions
Costs and expenses
Costs and expenses		4,962	48,238
Car Owner Services
Costs and expenses
Costs and expenses		$ 9,645,985	$ 19,339,145	$ 26,009,485

[1]	Giving retroactive effect to the re-denomination and nominal issuance of shares effected on February 12, 2020, the surrender and cancellation of shares effected on May 21, 2020 and the reverse stock split effected on July 1, 2024.